DEBT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
DEBT
12. DEBT
The following table displays the components of our current and long term debt instruments:

	As of	As of
	December 31, 2019	December 31, 2018
Current debt:
Lease liabilities	$987	$1,151
Ecobank Loan III	—	5,555
Ecobank Loan IV	—	4,000
Vendor agreement	—	16,776
Macquarie Credit Facility	15,000	—
Total current debt	$15,987	$27,482
Long term debt:
Leases liabilities	$1,394	$532
Ecobank Loan III	—	14,380
Ecobank Loan IV	—	13,700
7% Convertible Debentures	47,002	44,612
Macquarie Credit Facility	42,386	—
Total long term debt	$90,782	$73,224

Current portion	$15,987	$27,482
Long term portion	90,782	73,224
Total	$106,769	$100,706

Macquarie Credit Facility
On October 17, 2019, the Company closed a $60 million senior secured credit facility with Macquarie Bank Limited (the "Credit Facility"). The Credit Facility is repayable in equal quarterly installments of $5 million of principal, commencing on June 30, 2020. The final maturity date is March 31, 2023. The interest rate is 4.5% plus the applicable USD LIBOR rate. The Credit Facility is subject to normal course financial covenants including a Debt Service Coverage Ratio of greater than 1.20:1 and a Net Debt to EBITDA ratio of less than 3:1. The Company is in compliance with all financial covenants of the Credit Facility as at December 31, 2019. Certain subsidiaries of the Company are guarantors under the Credit Facility, namely, Caystar Holdings, Bogoso Holdings, Wasford Holdings, Golden Star (Bogoso/Prestea) Limited, Golden Star (Wassa) Limited, and Caystar Finance Co.
Golden Star used a portion of the proceeds of the Credit Facility to repay Ecobank Loan III, Ecobank Loan IV, and the Vendor Agreement (as defined below) with Volta River Authority.
Lease liabilities
Lease liabilities include equipment lease agreements that the Company entered into during the year ended December 31, 2018 for a period of 24 months, totaling $1.6 million as at December 31, 2019. Additionally, leases liabilities include $1.7 million lease agreements related to the Company's corporate office space which have remaining lease terms of up to 6 years and interest rates of 6.5% - 7.5% over the terms of the lease.
Short-term lease payments for the period ended December 31, 2019 were $6.8 million.
Ecobank Loan III
On February 22, 2017, the Company through its subsidiary Golden Star (Wassa) Limited closed a $25 million secured Medium Term Loan Facility ("Ecobank Loan III") with Ecobank Ghana Limited. Ecobank Loan III had a term of 60 months from the date of initial drawdown and was secured by, among other things, Wassa's existing plant, and certain machinery and equipment having a specified value. The interest rate on the loan was three month LIBOR plus 8%, per annum, payable monthly in arrears beginning a month following the initial drawdown. Repayment of principal commenced six months following the initial drawdown and was thereafter payable quarterly in arrears. The Company had twelve months to drawdown the loan.
On January 24, 2018, the Company drew down $15.0 million of the Ecobank Loan III. The full $25.0 million had been drawn as at December 31, 2018.
As at December 31, 2019, the Ecobank III Loan had been fully repaid using the proceeds from the Credit Facility.
Ecobank Loan IV
On June 28, 2018, the Company through its subsidiary Golden Star (Wassa) Limited closed a $20.0 million secured loan facility ("Ecobank Loan IV") with Ecobank Ghana Limited and used the facility to repay in full the $20.0 million Royal Gold loan the Company had outstanding. The loan was secured by, among other things, Wassa's existing plant, and certain machinery and equipment having a specified value. There were no prepayment penalties associated with Ecobank Loan IV and the loan was repayable within 60 months of initial drawdown. Repayment of principal commenced September 2018 and was thereafter payable quarterly in arrears. Interest was payable monthly in arrears at an interest rate equal to three month LIBOR plus a spread of 7.5% per annum.
As at December 31, 2019, the Ecobank Loan IV had been fully repaid using the proceeds from the Credit Facility.
7% Convertible Debentures
The 7% Convertible Debentures were issued on August 3, 2016, in the amount of $65.0 million due August 15, 2021. The Company entered into exchange and purchase agreements with two holders of its 5% Convertible Debentures due June 1, 2017 to exchange $42.0 million principal amount of the outstanding 5% Convertible Debentures for an equal principal amount of 7% Convertible Debentures (the "Exchange"), with such principal amount being included in the issuance of the $65.0 million total aggregate principal amount of the 7% Convertible Debentures. The Company did not receive any cash proceeds from the Exchange. The 7% Convertible Debentures are governed by the terms of an indenture dated August 3, 2016, by and between the Company and The Bank of New York Mellon, as indenture trustee.
The 7% Convertible Debentures are senior unsecured obligations of the Company, bear interest at a rate of 7.0% per annum, payable semi-annually on February 1 and August 1 of each year, beginning on February 1, 2017, and will mature on August 15, 2021, unless earlier repurchased, redeemed or converted. Subject to earlier redemption or purchase, the 7% Convertible Debentures are convertible at any time until the close of business on the third business day immediately preceding August 15, 2021 at the option of the holder, and may be settled, at the Company's election, in cash, common shares of the Company, or a combination of cash and common shares based on an initial conversion rate. The initial conversion rate of the 7% Convertible Debentures, subject to adjustment, is approximately 222 common shares of the Company per $1,000 principal amount of 7% Convertible Debentures being converted, which is equivalent to an initial conversion price of approximately $4.50 per common share. The initial conversion rate is subject to adjustment upon the occurrence of certain events. If the 7% Convertible Debentures are converted before August 1, 2019, the Company will, in addition to the consideration payable with the conversion, be required to make a conversion make-whole payment in cash, common shares of the Company or a combination thereof, at the Company's election, equal to the present value of the remaining scheduled payments of interest that would have been made on the 7% Convertible Debentures converted had such debentures remained outstanding from the conversion date to August 1, 2019, subject to certain restrictions. The present value of the remaining scheduled interest payments will be computed using a discount rate equal to 2.0%.
Prior to August 15, 2019, the Company could not redeem the 7% Convertible Debentures except in the event of certain changes in applicable tax law. On or after August 15, 2019, the Company may redeem all or part of the outstanding 7% Convertible Debentures at the redemption price, only if the last reported sales price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days ending on the trading day prior to the date the Company provides the notice of redemption to holders exceeds 130% of the conversion price in effect on each such trading day. The redemption price is equal to the sum of (1) 100% of the principal amount of the 7% Convertible Debentures to be redeemed, (2) any accrued and unpaid interest to, but excluding, the redemption date, and (3) a redemption make-whole payment, payable in cash, common shares of the Company or a combination thereof, at the Company's election, equal to the present value of the remaining scheduled payments of interest that would have been made on the 7% Convertible Debentures to be redeemed had such debentures remained outstanding from the redemption date to August 15, 2021 (excluding interest accrued to, but excluding, the redemption date, which is otherwise paid pursuant to the preceding clause (2)).
The conversion feature referred to above is an embedded derivative. The Company selected to bifurcate the conversion feature from the host instrument, thereby separating it from the debt component. The debt component is recorded at amortized cost, and the embedded derivative is accounted for at fair value. At August 3, 2016, the date of the debt issuance, the fair value of the embedded derivative was $12.3 million. At December 31, 2019, the fair value of the embedded derivative was $5.6 million (December 31, 2018 - $4.2 million). The revaluation loss of $1.4 million is recorded in the Statement of Operations (year ended December 31, 2018 - revaluation gain of $6.8 million).
There were no conversions of the 7% Convertible Debentures during 2019, therefore, as at December 31, 2019, $51.5 million principal amount of 7% Convertible Debentures remains outstanding.
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Years Ended December 31,
	2019	2018
Beginning balance	$44,612	$42,515
Accretion of 7% Convertible Debentures discount	2,390	2,097
Balance at the end of the period	$47,002	$44,612

Vendor Agreement
On May 4, 2016, the Company entered into an agreement with Volta River Authority, a significant account creditor to settle $36.5 million of current liabilities. Under this agreement, the Company paid $12.0 million and deferred the payment of the remaining $24.5 million until January 2018, after which the outstanding balance was repaid in equal installments over 24 months commencing on January 31, 2018. Interest of 7.5% accrued and was payable beginning in January 2017 (the "Vendor Agreement").
As at December 31, 2019, the Vendor Agreement had been fully repaid using the proceeds from the Credit Facility.
Debt Repayment Schedule
Schedule of payments on outstanding debt as of December 31, 2019:

	Year ending December 31, 2020	Year ending December 31, 2021	Year ending December 31, 2022	Year ending December 31, 2023	Year ending December 31, 2024	Year ending December 31, 2025	Maturity
Lease liabilities
Principal	$987	$258	$275	$294	$313	$254	2025
Interest	106	81	64	45	25	5

7% Convertible Debentures
Principal	—	51,498	—	—	—	—	2021
Interest	3,605	3,605	—	—	—	—

Macquarie Credit Facility
Principal	15,000	20,000	20,000	5,000	—	—	2023
Interest	3,667	2,436	1,135	80	—	—

Total principal	$15,987	$71,756	$20,275	$5,294	$313	$254
Total interest	7,378	6,122	1,199	125	25	5
	$23,365	$77,878	$21,474	$5,419	$338	$259